Significant Accounting Policies - Summary of Credit Risk Exposure (Details) - Credit Risk - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Disclosure Of Credit Risk Exposure [Line Items]
Credit exposure	$ 44,005	$ 55,300
Trade and Other Receivables (Excluding Prepayments)
Disclosure Of Credit Risk Exposure [Line Items]
Credit exposure	10,936	4,253
Cash and Cash Equivalents
Disclosure Of Credit Risk Exposure [Line Items]
Credit exposure	$ 33,069	$ 51,047